Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of geographical areas

	For the year ended December 31,
Revenue by Geography	2019	2020	2021

United States	$4,140,201	$3,368,262	$3,975,215
Europe, the Middle East, and Africa	695,193	451,283	805,226
Other	977,394	1,030,960	1,804,638
	$5,812,788	$4,850,505	$6,585,079

Noncurrent Assets by Geography	2020	2021

United States	$5,843,023	$5,433,410
Germany	1,404,202	1,989,121
Singapore	1,114,603	1,547,094
Other	495,461	411,551
Total	$8,857,289	$9,381,176

Disclosure of major customers

	For the year ended December 31,
Major Customer	2019		2020		2021
	Amount	%	Amount	%	Amount	%
Customer A	$1,600,750	28	$1,000,750	21	$811,304	12
Customer B	$442,537	8	$536,915	11	$995,241	15